INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating losses carried forward	$ 45,658	$ 44,237
Depreciation and amortization	18,166	14,101
Lease liabilities	1,754	0
Sub-total	65,578	58,338
Valuation allowances	(63,869)	(58,338)
Total deferred tax assets	1,709	0
Deferred tax liabilities
Right-of-use assets	(1,709)	0
Unrealized capital allowances	(1,453)	(1,044)
Total deferred tax liabilities	(3,162)	(1,044)
Deferred tax liabilities, net	$ (1,453)	$ (1,044)